Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Other Long-Term Liabilities
Deferred IPO fees	$ 738	$ 738		$ 738
Long-term tax liabilities	107	301		156
Contingent loss for research and development tax credits	3,055	3,233		2,956
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)		5,912		5,274
Contingent call option for investment in related party (see Note 11)	2,040	1,545
Deferred credit (see Note 11)			$ (1,200)	1,230
Capital lease obligations				7
Total other long-term liabilities	$ 5,202	11,729		10,361
Accrued legal fee associated to IPO		$ 700		$ 700